NATURE OF OPERATIONS AND LIQUIDITY RISK (Details Narrative) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations And Liquidity Risk
Currents liabilities	$ 79,459
Retained earnings	106,267		$ 77,000
Profit (loss)	29,267	$ 9,749
Current tax assets, current	3,958
Cash	$ 81,289	$ 7,045	$ 4,520	$ 4,077